SHARE-BASED PAYMENTS - Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance (in shares)	8,242,924,413	0
Granted during the period (in shares)	77,503,211	8,798,310,109
Vested (in shares)	0	0
Exercised during the period (in shares)	(692,032,415)	0
Forfeited during the period (in shares)	(241,024,561)	(555,385,696)
Closing balance (in shares)	7,387,370,648	8,242,924,413
RSU - Retention
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance (in shares)	2,986,456,933	0
Granted during the period (in shares)	35,468,268	3,107,603,293
Vested (in shares)	0	0
Exercised during the period (in shares)	(692,032,415)	0
Forfeited during the period (in shares)	(91,282,871)	(121,146,360)
Closing balance (in shares)	2,238,609,915	2,986,456,933
PSU - Performance
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance (in shares)	4,009,588,067	0
Granted during the period (in shares)	42,034,943	4,251,780,158
Vested (in shares)	0	0
Exercised during the period (in shares)	0	0
Forfeited during the period (in shares)	(89,352,930)	(242,192,091)
Closing balance (in shares)	3,962,270,080	4,009,588,067
MPP BASED RSU - Protection
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance (in shares)	1,246,879,413	0
Granted during the period (in shares)	0	1,438,926,658
Vested (in shares)	0	0
Exercised during the period (in shares)	0	0
Forfeited during the period (in shares)	(60,388,760)	(192,047,245)
Closing balance (in shares)	1,186,490,653	1,246,879,413